Tangible Assets And Assets Under Construction (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Net book value of assets pledged as collateral	$ 118,438	$ 101,145	$ 88,573
Impairment loss	19,396	0	2,569
Acquisition of tangible assets	10,738	7,585	8,577
Borrowing costs capitalised	16,026	19,444
Malva H and Sara H [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	19,396
Malva H [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss			$ 2,569
Port Murtinho [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of tangible assets	1,580
Borrowing costs capitalised	713
Six Liquid Barges [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of tangible assets	19,501
Borrowing costs capitalised	1,062	611
Construction in progress		16,696
Construction of two new tanks [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of tangible assets	1,843
Construction in progress		1,285
2020 Fleet [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of tangible assets	31,960
Purchase price		30,000
Installation of crane [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of tangible assets	$ 3,803
Payments for property plant and equipment construction		$ 723